UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 2

November 30, 2010

1.861968.102

HICII-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 81.2%
	Principal Amount	Value
Convertible Bonds - 0.8%
Building Materials - 0.1%
General Cable Corp. 0.875% 11/15/13	$ 340,000	$ 321,725
Capital Goods - 0.3%
AGCO Corp. 1.75% 12/31/33	700,000	1,411,760
General Cable Corp. 4.5% 11/15/29 (e)	388,000	440,807
		1,852,567
Energy - 0.2%
Chesapeake Energy Corp. 2.75% 11/15/35	1,000,000	924,100
Metals/Mining - 0.2%
Peabody Energy Corp. 4.75% 12/15/66	770,000	961,538
TOTAL CONVERTIBLE BONDS		4,059,930
Nonconvertible Bonds - 80.4%
Aerospace - 1.0%
Alliant Techsystems, Inc. 6.875% 9/15/20	945,000	963,900
BE Aerospace, Inc. 6.875% 10/1/20	625,000	639,063
Esterline Technologies Corp. 7% 8/1/20 (f)	620,000	641,700
Sequa Corp.:
11.75% 12/1/15 (f)	2,435,000	2,593,275
13.5% 12/1/15 pay-in-kind (f)	225,506	244,674
		5,082,612
Air Transportation - 0.6%
Air Canada 9.25% 8/1/15 (f)	1,655,000	1,737,750
Continental Airlines, Inc. 9.25% 5/10/17	446,435	482,149
Delta Air Lines, Inc.:
8.3% 12/15/29 (a)	5,950,000	1
9.5% 9/15/14 (f)	251,000	272,335
Delta Air Lines, Inc. pass-thru trust certificates:
7.779% 1/2/12	47,594	48,070
10.06% 1/2/16 (a)	31,995	15,997
Northwest Airlines, Inc. pass-thru trust certificates 7.691% 4/1/17	359,518	361,316
United Air Lines, Inc. 9.875% 8/1/13 (f)	415,000	450,773
		3,368,391
Automotive - 2.6%
Accuride Corp. 9.5% 8/1/18 (f)	100,000	106,500
Ford Motor Credit Co. LLC:
7.5% 8/1/12	985,000	1,039,175
8% 12/15/16	1,050,000	1,153,556
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Navistar International Corp. 8.25% 11/1/21	$ 1,865,000	$ 1,976,900
Tenneco, Inc. 8.125% 11/15/15	1,820,000	1,920,100
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	1,340,000	1,460,600
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)	1,760,000	1,856,800
TRW Automotive, Inc.:
7% 3/15/14 (f)	1,135,000	1,220,125
8.875% 12/1/17 (f)	260,000	287,300
ArvinMeritor, Inc. 10.625% 3/15/18	330,000	370,425
Commercial Vehicle Group, Inc. 8% 7/1/13	115,000	103,500
Lear Corp.:
7.875% 3/15/18	215,000	229,513
8.125% 3/15/20	240,000	261,600
Stoneridge, Inc. 9.5% 10/15/17 (f)	330,000	357,225
Tenneco, Inc.:
7.75% 8/15/18 (f)	235,000	247,338
8.625% 11/15/14	1,290,000	1,325,475
		13,916,132
Banks & Thrifts - 4.8%
Bank of America Corp. 8.125% (h)	1,440,000	1,425,600
CIT Group, Inc.:
7% 5/1/13	454,810	457,084
7% 5/1/14	569,716	563,307
7% 5/1/15	2,244,716	2,211,045
7% 5/1/16	4,454,529	4,365,438
7% 5/1/17	3,274,341	3,208,854
Citigroup Capital XXI 8.3% 12/21/77 (h)	670,000	686,750
GMAC LLC:
6.625% 5/15/12	2,675,000	2,735,188
6.625% 5/15/12	790,000	807,775
6.75% 12/1/14	1,878,000	1,901,475
6.875% 9/15/11	949,000	965,608
7.5% 12/31/13	835,000	874,663
8% 11/1/31	600,000	616,500
Wells Fargo & Co. 7.98% (h)	980,000	1,036,350
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Wells Fargo Capital XIII 7.7% (h)	$ 510,000	$ 517,650
Zions Bancorp. 7.75% 9/23/14	2,510,000	2,647,041
		25,020,328
Broadcasting - 0.9%
Checkout Holding Corp. 0% 11/15/15 (f)	455,000	275,275
Clear Channel Communications, Inc. 10.75% 8/1/16	515,000	381,100
Nexstar Broadcasting, Inc.:
0.5% 1/15/14 pay-in-kind (e)	1,585,035	1,534,424
7% 1/15/14	521,000	510,580
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (f)	805,000	837,200
Univision Communications, Inc.:
7.875% 11/1/20 (f)	500,000	515,000
8.5% 5/15/21 (f)	605,000	580,800
		4,634,379
Building Materials - 1.3%
Associated Materials LLC 9.125% 11/1/17 (f)	270,000	274,725
General Cable Corp.:
2.665% 4/1/15 (h)	1,240,000	1,167,150
7.125% 4/1/17	1,805,000	1,845,613
Interline Brands, Inc. 7% 11/15/18 (f)	345,000	347,588
Masco Corp. 7.125% 3/15/20	640,000	665,600
Nortek, Inc. 11% 12/1/13	1,583,777	1,670,885
Roofing Supply Group LLC/Roofing Supply Finance, Inc. 8.625% 12/1/17 (f)	170,000	170,425
Texas Industries, Inc. 9.25% 8/15/20 (f)	580,000	606,100
		6,748,086
Cable TV - 2.1%
Cablevision Systems Corp. 8.625% 9/15/17	1,780,000	1,922,400
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (f)	455,000	472,063
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	1,310,000	1,355,850
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	1,897,951	2,232,465
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (f)(h)	1,170,000	1,222,650
10.875% 9/15/14 (e)(f)	1,140,000	1,271,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
CSC Holdings LLC:
8.5% 4/15/14	$ 750,000	$ 824,025
8.625% 2/15/19	785,000	898,825
EchoStar Communications Corp. 7.125% 2/1/16	1,000,000	1,030,000
		11,229,378
Capital Goods - 1.2%
Amsted Industries, Inc. 8.125% 3/15/18 (f)	1,145,000	1,159,313
Coleman Cable, Inc. 9% 2/15/18	1,680,000	1,705,200
Esco Corp.:
4.1672% 12/15/13 (f)(h)	1,090,000	1,013,700
8.625% 12/15/13 (f)	550,000	563,750
SPX Corp. 7.625% 12/15/14	1,630,000	1,764,475
		6,206,438
Chemicals - 1.8%
Celanese US Holdings LLC 6.625% 10/15/18 (f)	660,000	674,850
CF Industries Holdings, Inc. 6.875% 5/1/18	1,000,000	1,082,500
Chemtura Corp. 7.875% 9/1/18 (f)	1,310,000	1,372,225
Ferro Corp. 7.875% 8/15/18	195,000	203,775
Georgia Gulf Corp. 9% 1/15/17 (f)	940,000	1,022,250
LBI Escrow Corp. 8% 11/1/17 (f)	1,305,000	1,419,188
NOVA Chemicals Corp.:
6.5% 1/15/12	480,000	495,600
8.375% 11/1/16	1,080,000	1,158,300
8.625% 11/1/19	1,500,000	1,638,750
OMNOVA Solutions, Inc. 7.875% 11/1/18 (f)	150,000	149,063
PolyOne Corp. 7.375% 9/15/20	275,000	282,563
		9,499,064
Consumer Products - 0.2%
Jarden Corp. 6.125% 11/15/22	445,000	431,650
Viking Acquisition, Inc. 9.25% 11/1/18 (f)	550,000	547,250
		978,900
Containers - 1.2%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (f)	200,000	205,000
Berry Plastics Corp. 5.0391% 2/15/15 (h)	4,030,000	3,828,500
Graham Packaging Co. LP/GPC Capital Corp. 8.25% 10/1/18 (f)	650,000	667,875
Graphic Packaging International, Inc. 7.875% 10/1/18	425,000	436,688
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (f)	$ 395,000	$ 397,963
9% 4/15/19 (f)	450,000	456,750
Solo Cup Co. 8.5% 2/15/14	400,000	352,000
		6,344,776
Diversified Financial Services - 5.6%
Capital One Capital V 10.25% 8/15/39	1,320,000	1,395,900
Giraffe Acquisition Corp. 9.125% 12/1/18 (f)	1,330,000	1,336,650
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	3,515,000	3,532,575
Ineos Finance PLC 9% 5/15/15 (f)	410,000	427,425
International Lease Finance Corp.:
5.3% 5/1/12	425,000	424,469
5.625% 9/20/13	910,000	896,350
5.875% 5/1/13	705,000	701,475
6.375% 3/25/13	155,000	155,775
6.625% 11/15/13	1,210,000	1,213,025
7.125% 9/1/18 (f)	2,680,000	2,874,300
8.625% 9/15/15 (f)	4,975,000	5,273,500
8.75% 3/15/17 (f)	3,975,000	4,243,313
8.875% 9/1/17	1,640,000	1,738,400
Offshore Group Investment Ltd. 11.5% 8/1/15 (f)	450,000	474,750
Penson Worldwide, Inc. 12.5% 5/15/17 (f)	1,915,000	1,752,225
Pinafore LLC/Pinafore, Inc. 9% 10/1/18 (f)	410,000	427,425
SLM Corp.:
8% 3/25/20	1,370,000	1,376,850
8.45% 6/15/18	965,000	1,006,864
		29,251,271
Diversified Media - 1.0%
Clear Channel Worldwide Holdings, Inc. Series A, 9.25% 12/15/17	110,000	116,600
Entravision Communication Corp. 8.75% 8/1/17 (f)	570,000	589,950
Interpublic Group of Companies, Inc. 10% 7/15/17	510,000	590,325
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	660,000	668,250
7.75% 10/15/18 (f)	1,125,000	1,144,688
11.5% 5/1/16	1,775,000	2,023,500
		5,133,313
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - 5.4%
AES Corp.:
8% 10/15/17	$ 2,440,000	$ 2,537,600
9.75% 4/15/16	660,000	732,600
Calpine Corp.:
7.5% 2/15/21 (f)	6,110,000	5,987,778
7.875% 7/31/20 (f)	3,870,000	3,870,000
CMS Energy Corp. 8.75% 6/15/19	590,000	706,525
Edison Mission Energy 7.2% 5/15/19	1,235,000	944,775
Energy Future Holdings Corp.:
10% 1/15/20 (f)	365,000	371,388
10.875% 11/1/17	147,000	104,370
12% 11/1/17 pay-in-kind (h)	109,074	65,990
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20	625,000	635,938
GenOn Escrow Corp.:
9.5% 10/15/18 (f)	1,245,000	1,182,750
9.875% 10/15/20 (f)	890,000	845,500
Intergen NV 9% 6/30/17 (f)	865,000	897,438
Mirant Americas Generation LLC:
8.5% 10/1/21	1,980,000	1,900,800
9.125% 5/1/31	2,889,000	2,758,995
NRG Energy, Inc.:
7.25% 2/1/14	505,000	510,050
7.375% 2/1/16	835,000	835,000
NSG Holdings II, LLC 7.75% 12/15/25 (f)	975,000	879,938
RRI Energy, Inc. 7.875% 6/15/17	1,970,000	1,792,700
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Series A, 10.25% 11/1/15	1,195,000	711,025
		28,271,160
Energy - 7.9%
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)	3,750,000	3,351,375
Berry Petroleum Co. 6.75% 11/1/20	220,000	217,800
Calfrac Holdings LP 7.5% 12/1/20 (f)	505,000	502,475
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (f)	320,000	319,200
Chesapeake Energy Corp.:
6.5% 8/15/17	2,000,000	2,020,000
7.625% 7/15/13	825,000	893,063
9.5% 2/15/15	1,155,000	1,293,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (f)	$ 1,128,000	$ 1,128,000
11.75% 7/15/14 (f)	470,000	508,775
Continental Resources, Inc.:
7.125% 4/1/21 (f)	380,000	399,000
7.375% 10/1/20 (f)	550,000	583,000
Denbury Resources, Inc. 8.25% 2/15/20	743,000	802,440
Drummond Co., Inc. 7.375% 2/15/16	515,000	525,300
Edgen Murray Corp. 12.25% 1/15/15	2,880,000	2,419,200
El Paso Corp. 8.25% 2/15/16	475,000	520,125
Energy Transfer Equity LP 7.5% 10/15/20	1,855,000	1,915,288
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	1,495,000	1,420,250
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (f)	615,000	599,625
Forest Oil Corp. 7.25% 6/15/19	2,440,000	2,470,500
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (f)	305,000	301,950
Frontier Oil Corp. 6.875% 11/15/18	530,000	537,950
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	875,000	904,575
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	1,780,000	1,762,200
Inergy LP/Inergy Finance Corp. 7% 10/1/18 (f)	1,040,000	1,029,600
LINN Energy LLC:
7.75% 2/1/21 (f)	650,000	663,000
8.625% 4/15/20 (f)	1,490,000	1,579,400
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20	260,000	257,400
OPTI Canada, Inc.:
7.875% 12/15/14	800,000	550,000
8.25% 12/15/14	2,915,000	2,040,500
Parker Drilling Co. 9.125% 4/1/18	445,000	462,800
Petrohawk Energy Corp. 7.25% 8/15/18	1,135,000	1,132,163
Pioneer Drilling Co. 9.875% 3/15/18	535,000	567,100
Plains Exploration & Production Co.:
7% 3/15/17	2,285,000	2,313,563
7.625% 4/1/20	960,000	1,005,600
10% 3/1/16	1,395,000	1,541,475
Quicksilver Resources, Inc. 7.125% 4/1/16	200,000	191,000
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	890,000	916,700
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17 (f)	335,000	335,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18 (f)	$ 1,235,000	$ 1,296,750
Thermon Industries, Inc. 9.5% 5/1/17 (f)	245,000	257,250
		41,534,992
Entertainment/Film - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (f)	655,000	702,488
Environmental - 0.3%
Clean Harbors, Inc. 7.625% 8/15/16	423,000	446,265
Covanta Holding Corp. 7.25% 12/1/20 (g)	680,000	694,029
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (f)	535,000	584,488
		1,724,782
Food & Drug Retail - 1.3%
Rite Aid Corp.:
7.5% 3/1/17	750,000	708,750
9.375% 12/15/15	765,000	638,775
9.5% 6/15/17	2,880,000	2,404,800
10.25% 10/15/19	335,000	345,050
10.375% 7/15/16	1,140,000	1,185,600
SUPERVALU, Inc. 7.5% 11/15/14	670,000	664,975
Tops Markets LLC 10.125% 10/15/15	815,000	863,900
		6,811,850
Food/Beverage/Tobacco - 0.8%
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	1,935,000	1,910,813
Constellation Brands, Inc. 8.375% 12/15/14	1,455,000	1,600,500
Dean Foods Co. 7% 6/1/16	827,413	759,151
		4,270,464
Gaming - 0.7%
MGM Mirage, Inc.:
5.875% 2/27/14	1,000,000	885,000
6.75% 4/1/13	720,000	684,000
7.625% 1/15/17	1,280,000	1,120,000
13% 11/15/13	345,000	405,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	665,000	704,900
		3,799,275
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - 7.2%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)	$ 680,000	$ 700,400
Alere, Inc. 9% 5/15/16	735,000	749,700
Apria Healthcare Group, Inc. 12.375% 11/1/14	1,070,000	1,182,350
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (h)	3,000,000	3,262,500
Carriage Services, Inc. 7.875% 1/15/15	705,000	700,594
Community Health Systems, Inc. 8.875% 7/15/15	2,000,000	2,095,000
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20 (f)	640,000	649,600
HCA, Inc.:
7.25% 9/15/20	320,000	335,200
7.875% 2/15/20	2,290,000	2,434,499
8.5% 4/15/19	1,420,000	1,544,250
9.25% 11/15/16	2,625,000	2,736,563
9.625% 11/15/16 pay-in-kind (h)	2,607,000	2,776,455
Inverness Medical Innovations, Inc. 7.875% 2/1/16	2,270,000	2,275,675
MedAssets, Inc. 8% 11/15/18 (f)	200,000	201,000
Mylan, Inc. 6% 11/15/18 (f)	2,420,000	2,371,600
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (f)	665,000	666,663
7% 1/15/16	170,000	172,125
7.5% 2/15/20	1,430,000	1,472,900
Psychiatric Solutions, Inc. 7.75% 7/15/15	370,000	383,875
Rotech Healthcare, Inc. 10.75% 10/15/15 (f)	500,000	507,500
Senior Housing Properties Trust 6.75% 4/15/20	190,000	201,400
Tenet Healthcare Corp. 8.875% 7/1/19	1,335,000	1,435,125
Valeant Pharmaceuticals International 6.875% 12/1/18 (f)	2,165,000	2,147,464
Ventas Realty LP 6.5% 6/1/16	1,550,000	1,619,750
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)	4,816,531	5,057,358
		37,679,546
Homebuilders/Real Estate - 1.0%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20 (f)	315,000	313,425
11.625% 6/15/17	1,620,000	1,871,100
KB Home 6.25% 6/15/15	535,000	518,950
Realogy Corp. 10.5% 4/15/14	1,225,000	1,059,625
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (f)	170,000	172,550
Standard Pacific Corp. 8.375% 5/15/18	1,200,000	1,227,000
		5,162,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - 0.4%
Host Hotels & Resorts LP:
6.875% 11/1/14	$ 1,650,000	$ 1,691,250
9% 5/15/17	135,000	151,538
Host Marriott LP 7.125% 11/1/13	404,000	408,040
		2,250,828
Leisure - 1.5%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	850,000	884,000
NCL Corp. Ltd.:
9.5% 11/15/18 (f)	200,000	198,500
11.75% 11/15/16	3,900,000	4,431,375
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	200,000	212,500
11.875% 7/15/15	1,590,000	1,939,800
yankee 7.25% 6/15/16	205,000	221,913
		7,888,088
Metals/Mining - 2.0%
Arch Coal, Inc.:
7.25% 10/1/20	250,000	267,500
8.75% 8/1/16	665,000	734,825
CONSOL Energy, Inc.:
8% 4/1/17 (f)	2,445,000	2,616,150
8.25% 4/1/20 (f)	1,580,000	1,714,300
Drummond Co., Inc. 9% 10/15/14 (f)	360,000	381,600
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (f)	1,255,000	1,273,825
Massey Energy Co. 6.875% 12/15/13	2,000,000	2,015,000
Novelis, Inc. 7.25% 2/15/15 (e)	910,000	937,300
Peabody Energy Corp. 7.375% 11/1/16	360,000	395,100
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	345,000	348,450
		10,684,050
Paper - 1.7%
ABI Escrow Corp. 10.25% 10/15/18 (f)	1,485,000	1,551,825
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	550,000	609,125
Cascades, Inc. 7.75% 12/15/17	790,000	837,400
Clearwater Paper Corp. 7.125% 11/1/18 (f)	170,000	173,400
Domtar Corp.:
9.5% 8/1/16	550,000	650,375
10.75% 6/1/17	570,000	718,884
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Georgia-Pacific LLC 5.4% 11/1/20 (f)	$ 890,000	$ 885,550
Mercer International, Inc. 9.5% 12/1/17 (f)	425,000	425,000
NewPage Corp. 11.375% 12/31/14	1,106,000	1,003,695
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	1,752,000	1,725,720
11.5% 7/1/14	425,000	463,250
		9,044,224
Publishing/Printing - 2.3%
Cadmus Communications Corp. 8.375% 6/15/14	445,000	382,700
Cenveo Corp.:
7.875% 12/1/13	1,725,000	1,686,188
10.5% 8/15/16 (f)	1,565,000	1,608,038
The Reader's Digest Association, Inc. 9.5% 2/15/17 (f)(h)	1,845,000	1,826,550
TL Acquisitions, Inc. 10.5% 1/15/15 (f)	5,685,000	5,770,275
Valassis Communications, Inc. 8.25% 3/1/15	578,000	605,455
		11,879,206
Restaurants - 1.3%
Blue Acquisition Sub, Inc. 9.875% 10/15/18 (f)	2,040,000	2,142,000
Carrols Corp. 9% 1/15/13	920,000	925,750
DineEquity, Inc. 9.5% 10/30/18 (f)	1,795,000	1,848,850
Dunkin Finance Corp. 9.625% 12/1/18 (f)	330,000	331,650
Landry's Restaurants, Inc. 11.625% 12/1/15	235,000	249,100
Landrys Holdings, Inc. 11.5% 6/1/14 (f)	485,000	451,050
Roadhouse Financing, Inc. 10.75% 10/15/17 (f)	740,000	778,850
		6,727,250
Services - 3.8%
Aircastle Ltd. 9.75% 8/1/18	275,000	300,438
ARAMARK Corp. 3.7869% 2/1/15 (h)	2,470,000	2,340,325
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7856% 5/15/14 (h)	950,000	885,875
7.625% 5/15/14	1,000,000	1,010,000
7.75% 5/15/16	1,540,000	1,540,000
9.625% 3/15/18	1,920,000	2,001,600
McJunkin Red Man Corp. 9.5% 12/15/16 (f)	4,360,000	3,989,400
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(h)	4,615,000	4,868,825
The Geo Group, Inc. 7.75% 10/15/17	240,000	253,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
United Rentals North America, Inc.:
9.25% 12/15/19	$ 1,380,000	$ 1,499,025
10.875% 6/15/16	1,165,000	1,313,538
		20,002,826
Shipping - 1.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (f)	2,930,000	2,955,784
Navios Maritime Holdings, Inc.:
8.875% 11/1/17	1,725,000	1,841,438
9.5% 12/15/14	635,000	657,225
Ship Finance International Ltd. 8.5% 12/15/13	2,310,000	2,350,425
Teekay Corp. 8.5% 1/15/20	710,000	777,450
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	690,000	693,450
		9,275,772
Specialty Retailing - 0.8%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	3,980,000	4,437,700
Steel - 0.3%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)	1,315,000	1,344,588
Super Retail - 1.5%
Asbury Automotive Group, Inc. 7.625% 3/15/17	3,411,000	3,351,308
Ltd. Brands, Inc. 7% 5/1/20	605,000	644,325
Macy's Retail Holdings, Inc. 8.375% 7/15/15 (e)	1,125,000	1,310,625
Rent-A-Center, Inc. 6.625% 11/15/20 (f)	730,000	726,350
Sonic Automotive, Inc. 8.625% 8/15/13	438,000	443,475
The May Department Stores Co. 5.75% 7/15/14	470,000	502,313
Toys 'R' Us, Inc. 7.375% 9/1/16 (f)	670,000	690,100
		7,668,496
Technology - 4.3%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (f)	250,000	257,500
Amkor Technology, Inc. 7.375% 5/1/18	540,000	550,800
Avaya, Inc.:
9.75% 11/1/15	2,065,000	2,034,025
10.125% 11/1/15 pay-in-kind (h)	5,279,538	5,213,544
Ceridian Corp. 11.25% 11/15/15	285,000	272,175
First Data Corp.:
9.875% 9/24/15	1,795,000	1,525,750
9.875% 9/24/15	960,000	811,200
10.55% 9/24/15 pay-in-kind (h)	2,674,021	2,257,758
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (f)	$ 1,450,000	$ 1,518,875
10.125% 12/15/16	330,000	311,850
10.125% 3/15/18 (f)	1,900,000	2,075,750
Jabil Circuit, Inc. 5.625% 12/15/20	390,000	383,175
Lucent Technologies, Inc. 6.45% 3/15/29	890,000	720,900
NXP BV/NXP Funding LLC 10% 7/15/13 (f)	581,000	644,910
Serena Software, Inc. 10.375% 3/15/16	355,000	363,875
Spansion LLC 7.875% 11/15/17 (f)	405,000	401,456
STATS ChipPAC Ltd. 7.5% 8/12/15 (f)	195,000	208,650
SunGard Data Systems, Inc. 10.625% 5/15/15	230,000	249,550
Telcordia Technologies, Inc. 11% 5/1/18 (f)	420,000	409,500
Viasystems, Inc. 12% 1/15/15 (f)	685,000	767,200
Xerox Capital Trust I 8% 2/1/27	1,610,000	1,632,809
		22,611,252
Telecommunications - 9.3%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	2,400,000	2,346,000
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	675,000	712,935
Clearwire Escrow Corp. 12% 12/1/15 (f)	930,000	982,266
Cricket Communications, Inc.:
7.75% 10/15/20 (f)	1,515,000	1,401,375
10% 7/15/15	1,335,000	1,395,075
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (f)(h)	1,214,000	1,223,105
Frontier Communications Corp.:
7.875% 4/15/15	640,000	696,000
8.25% 5/1/14	1,010,000	1,111,000
8.25% 4/15/17	1,180,000	1,289,150
8.5% 4/15/20	3,415,000	3,756,500
8.75% 4/15/22	1,310,000	1,441,000
Intelsat Bermuda Ltd. 12% 2/4/17 pay-in-kind (h)	3,914,531	4,076,005
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	2,750,000	2,901,250
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	2,425,000	2,485,625
MetroPCS Wireless, Inc. 6.625% 11/15/20	1,515,000	1,444,856
Nextel Communications, Inc.:
5.95% 3/15/14	655,000	632,075
6.875% 10/31/13	380,000	379,525
7.375% 8/1/15	5,635,000	5,437,775
Qwest Communications International, Inc. 8% 10/1/15	1,570,000	1,668,125
Sprint Capital Corp. 6.9% 5/1/19	5,820,000	5,572,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)	$ 660,000	$ 653,400
11.75% 7/15/17 (f)	2,100,000	2,299,500
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(h)	1,891,124	2,009,700
Windstream Corp.:
7% 3/15/19	745,000	726,375
8.125% 9/1/18	875,000	905,625
8.625% 8/1/16	1,159,000	1,202,463
		48,749,355
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20 (f)	1,010,000	962,025
Phillips-Van Heusen Corp. 7.375% 5/15/20	645,000	690,150
		1,652,175
Trucking & Freight - 0.1%
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)	575,000	609,500
TOTAL NONCONVERTIBLE BONDS		422,195,585
TOTAL CORPORATE BONDS (Cost $391,479,735)		426,255,515
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (f)(h) (Cost $126,592)	167,774	66,942
Common Stocks - 0.8%
	Shares
Banks & Thrifts - 0.2%
CIT Group, Inc. (a)	22,691	895,387
Building Materials - 0.3%
Nortek, Inc. (a)	42,461	1,741,326
Chemicals - 0.2%
Georgia Gulf Corp. (a)	62,500	1,270,625
Diversified Financial Services - 0.0%
New Penhall Holding Co: Class A	763	85,838
Class B	254	28,575
		114,413
Common Stocks - continued
	Shares	Value
Publishing/Printing - 0.1%
HMH Holdings, Inc. (a)(c)	39,713	$ 228,350
HMH Holdings, Inc. warrants 3/9/17 (a)	57,163	28,582
RDA Holding Co. warrants 2/19/14 (a)(c)	6,468	0
		256,932
TOTAL COMMON STOCKS (Cost $7,908,771)		4,278,683
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 1.2%
Banks & Thrifts - 1.2%
Bank of America Corp. Series L, 7.25%	2,966	2,758,380
Huntington Bancshares, Inc. 8.50%	3,410	3,665,750
		6,424,130
Nonconvertible Preferred Stocks - 0.4%
Diversified Financial Services - 0.4%
Citigroup Capital XIII 7.875% (a)	28,064	736,680
GMAC LLC 7.00% (f)	1,830	1,587,525
		2,324,205
TOTAL PREFERRED STOCKS (Cost $7,858,181)		8,748,335
Floating Rate Loans - 10.5%
	Principal Amount
Aerospace - 0.5%
Sequa Corp. term loan 3.5406% 12/3/14 (h)	$ 2,450,091	2,321,461
Air Transportation - 0.7%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5391% 4/30/14 (h)	1,739,246	1,665,329
US Airways Group, Inc. term loan 2.7884% 3/23/14 (h)	2,235,000	1,994,738
		3,660,067
Automotive - 0.9%
Federal-Mogul Corp.:
Tranche B, term loan 2.1875% 12/27/14 (h)	1,642,214	1,477,992
Tranche C, term loan 2.1875% 12/27/15 (h)	837,864	747,794
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - continued
Ford Motor Co. term loan 3.0375% 12/15/13 (h)	$ 2,455,931	$ 2,428,302
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.21% 4/30/14 (h)	280,000	270,900
		4,924,988
Broadcasting - 0.6%
Univision Communications, Inc. term loan 4.5063% 3/31/17 (h)	2,702,568	2,516,767
VNU, Inc.:
term loan 2.2534% 8/9/13 (h)	40,005	39,355
Tranche C, term loan 4.0034% 5/1/16 (h)	648,478	638,751
		3,194,873
Capital Goods - 0.2%
Dresser, Inc. Tranche 2LN, term loan 6.0344% 5/4/15 pay-in-kind (h)	1,040,000	1,034,800
Diversified Financial Services - 0.3%
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (h)	897,000	909,379
Tranche 2LN, term loan 7% 3/17/16 (h)	658,000	667,870
		1,577,249
Electric Utilities - 1.5%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2894% 3/30/12 (h)	34,657	34,050
term loan 3.2894% 3/30/14 (h)	1,413,587	1,388,849
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7535% 10/10/14 (h)	3,426,534	2,638,431
Tranche B2, term loan 3.7535% 10/10/14 (h)	5,168,372	3,979,646
		8,040,976
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.2881% 11/14/14 (h)	553,125	493,664
Food & Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2.01% 6/4/14 (h)	1,295,886	1,166,297
Healthcare - 1.0%
Community Health Systems, Inc.:
term loan 3.7943% 1/25/17 (h)	396,640	393,665
Tranche B, term loan 2.5443% 7/25/14 (h)	788,454	764,800
Tranche DD, term loan 2.5444% 7/25/14 (h)	40,539	39,323
HCA, Inc.:
Tranche B, term loan 2.5394% 11/17/13 (h)	1,493,935	1,460,321
Tranche B2, term loan 3.5394% 3/31/17 (h)	1,119,058	1,105,070
VWR Funding, Inc. term loan 2.7563% 6/29/14 (h)	1,392,672	1,340,447
		5,103,626
Floating Rate Loans - continued
	Principal Amount	Value
Homebuilders/Real Estate - 0.2%
Realogy Corp. Tranche 2LN, term loan 13.5% 10/15/17	$ 795,000	$ 862,575
Publishing/Printing - 1.0%
Thomson Learning Tranche B, term loan 2.54% 7/5/14 (h)	5,615,532	5,173,309
Restaurants - 0.8%
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (h)	610,000	617,625
DineEquity, Inc. term loan 6% 10/19/17 (h)	1,300	1,316
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5861% 6/14/13 (h)	322,095	302,770
term loan 2.625% 6/14/14 (h)	3,543,614	3,330,997
		4,252,708
Services - 0.2%
ServiceMaster Co.:
term loan 2.7686% 7/24/14 (h)	1,028,141	971,594
Tranche DD, term loan 2.76% 7/24/14 (h)	102,388	96,756
		1,068,350
Specialty Retailing - 0.2%
Michaels Stores, Inc. Tranche B1, term loan 2.5625% 10/31/13 (h)	1,312,234	1,263,026
Super Retail - 0.2%
Neiman Marcus Group, Inc. term loan 4.2944% 4/6/13 (h)	903,441	878,596
Technology - 1.7%
Avaya, Inc. term loan 3.0344% 10/24/14 (h)	6,443,300	5,847,294
Freescale Semiconductor, Inc. term loan 4.5041% 12/1/16 (h)	1,869,748	1,762,238
SunGard Data Systems, Inc. term loan 2.0034% 2/28/14 (h)	1,233,365	1,197,905
		8,807,437
Telecommunications - 0.2%
Intelsat Jackson Holdings Ltd. term loan 3.29% 2/1/14 (h)	1,250,000	1,184,375
TOTAL FLOATING RATE LOANS (Cost $49,706,574)		55,008,377
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b) (Cost $21,963,799)	21,963,799	$ 21,963,799
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $479,043,652)		516,321,651
NET OTHER ASSETS (LIABILITIES) - 1.7%		8,752,793
NET ASSETS - 100%		$ 525,074,444
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $228,350 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
HMH Holdings, Inc.	6/24/08 - 3/9/10	$ 2,416,123
RDA Holding Co. warrants 2/19/14	2/27/07 - 3/7/07	$ 2,004,800
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $143,624,556 or 27.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,479
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 256,932	$ -	$ 228,350	$ 28,582
Financials	9,758,135	7,319,517	2,324,205	114,413
Industrials	1,741,326	1,741,326	-	-
Materials	1,270,625	1,270,625	-	-
Corporate Bonds	426,255,515	-	426,239,517	15,998
Commercial Mortgage Securities	66,942	-	-	66,942
Floating Rate Loans	55,008,377	-	55,008,377	-
Money Market Funds	21,963,799	21,963,799	-	-
Total Investments in Securities:	$ 516,321,651	$ 32,295,267	$ 483,800,449	$ 225,935
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 343,901
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,380
Cost of Purchases	114,413
Proceeds of Sales	(3,627)
Amortization/Accretion	(57)
Transfers in to Level 3	-
Transfers out of Level 3	(230,075)
Ending Balance	$ 225,935
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 1,380

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $471,466,957. Net unrealized appreciation aggregated $44,854,694, of which $53,289,329 related to appreciated investment securities and $8,434,635 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Specialized High Income
Central Fund

November 30, 2010

1.824030.105

SHI-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.6%
	Principal Amount	Value
Aerospace - 1.2%
Alliant Techsystems, Inc. 6.875% 9/15/20	$ 2,065,000	$ 2,106,300
BE Aerospace, Inc.:
6.875% 10/1/20	515,000	526,588
8.5% 7/1/18	2,255,000	2,452,313
Esterline Technologies Corp. 7% 8/1/20 (a)	505,000	522,675
		5,607,876
Air Transportation - 3.0%
American Airlines, Inc. pass-thru trust certificates:
8.608% 10/1/12	1,120,000	1,131,200
10.375% 7/2/19	833,381	991,723
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	769,381	786,692
6.75% 9/15/15 (a)	1,565,000	1,609,916
Continental Airlines, Inc. 9.25% 5/10/17	384,694	415,469
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	2,833,468	2,963,808
8.954% 8/10/14	408,009	428,818
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,538,601	1,553,987
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,282,161	1,237,285
9.75% 1/15/17	1,774,968	2,052,218
12% 1/15/16 (a)	305,407	348,531
		13,519,647
Automotive - 3.2%
Ford Motor Credit Co. LLC:
5.625% 9/15/15	1,310,000	1,331,288
6.625% 8/15/17	5,835,000	6,039,225
7% 4/15/15	1,630,000	1,719,650
8% 12/15/16	2,350,000	2,581,769
Lear Corp. 7.875% 3/15/18	1,120,000	1,195,600
Navistar International Corp. 8.25% 11/1/21	1,385,000	1,468,100
		14,335,632
Banks & Thrifts - 2.1%
Bank of America Corp.:
8% (c)	2,460,000	2,423,100
8.125% (c)	2,180,000	2,158,200
Fifth Third Capital Trust IV 6.5% 4/15/67 (c)	1,565,000	1,455,450
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks & Thrifts - continued
Regions Financial Corp. 4.875% 4/26/13	$ 560,000	$ 523,600
Zions Bancorp. 7.75% 9/23/14	2,835,000	2,989,785
		9,550,135
Broadcasting - 0.8%
Belo Corp. 8% 11/15/16	3,470,000	3,808,325
Building Materials - 0.7%
Building Materials Corp. of America 6.875% 8/15/18 (a)	3,085,000	3,023,300
Cable TV - 4.4%
CSC Holdings LLC:
8.5% 6/15/15	2,220,000	2,408,700
8.625% 2/15/19	2,625,000	3,005,625
EchoStar Communications Corp.:
6.625% 10/1/14	1,455,000	1,502,288
7.125% 2/1/16	3,015,000	3,105,450
7.75% 5/31/15	550,000	583,000
UPC Germany GmbH 8.125% 12/1/17 (a)	3,010,000	3,107,825
Videotron Ltd. 9.125% 4/15/18	5,570,000	6,140,925
		19,853,813
Capital Goods - 0.7%
Amsted Industries, Inc. 8.125% 3/15/18 (a)	1,575,000	1,594,688
SPX Corp. 6.875% 9/1/17 (a)	1,495,000	1,566,013
		3,160,701
Chemicals - 0.8%
Celanese US Holdings LLC 6.625% 10/15/18 (a)	545,000	557,263
LBI Escrow Corp. 8% 11/1/17 (a)	2,485,000	2,702,438
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (a)(b)	410,000	420,250
		3,679,951
Consumer Products - 0.1%
Jarden Corp. 6.125% 11/15/22	385,000	373,450
Containers - 1.2%
Greif, Inc. 6.75% 2/1/17	5,275,000	5,512,375
Diversified Financial Services - 8.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	9,575,000	9,622,875
7.75% 1/15/16 (a)	740,000	743,700
8% 1/15/18	3,915,000	3,934,575
8% 1/15/18 (a)	740,000	743,700
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(c)	460,000	347,300
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.:
5.625% 9/20/13	$ 600,000	$ 591,000
5.65% 6/1/14	4,040,000	3,918,800
6.375% 3/25/13	130,000	130,650
6.5% 9/1/14 (a)	745,000	782,250
6.625% 11/15/13	620,000	621,550
6.75% 9/1/16 (a)	745,000	789,700
7.125% 9/1/18 (a)	2,190,000	2,348,775
8.625% 9/15/15 (a)	6,280,000	6,656,800
8.75% 3/15/17 (a)	2,210,000	2,359,175
Reliance Intermediate Holdings LP 9.5% 12/15/19 (a)	2,225,000	2,336,250
SLM Corp. 8% 3/25/20	3,357,000	3,373,785
		39,300,885
Diversified Media - 0.4%
Liberty Media Corp.:
8.25% 2/1/30	1,710,000	1,684,350
8.5% 7/15/29	130,000	128,050
		1,812,400
Electric Utilities - 7.1%
AES Corp.:
7.75% 3/1/14	3,370,000	3,538,500
7.75% 10/15/15	3,020,000	3,201,200
8% 10/15/17	1,710,000	1,778,400
9.75% 4/15/16	1,305,000	1,448,550
Calpine Construction Finance Co. LP 8% 6/1/16 (a)	3,875,000	4,049,375
Intergen NV 9% 6/30/17 (a)	3,960,000	4,108,500
IPALCO Enterprises, Inc. 7.25% 4/1/16 (a)	2,175,000	2,338,125
NRG Energy, Inc.:
7.25% 2/1/14	850,000	858,500
7.375% 2/1/16	1,290,000	1,290,000
NSG Holdings II, LLC 7.75% 12/15/25 (a)	7,700,000	6,949,250
NV Energy, Inc. 6.25% 11/15/20	1,105,000	1,116,050
Otter Tail Corp. 9% 12/15/16	1,300,000	1,391,000
		32,067,450
Energy - 6.8%
Anadarko Petroleum Corp. 5.95% 9/15/16	830,000	885,576
Continental Resources, Inc. 7.125% 4/1/21 (a)	1,675,000	1,758,750
Drummond Co., Inc. 7.375% 2/15/16	1,810,000	1,846,200
Energy Transfer Equity LP 7.5% 10/15/20	1,230,000	1,269,975
Exterran Holdings, Inc. 7.25% 12/1/18 (a)	2,940,000	2,925,300
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Frontier Oil Corp.:
6.875% 11/15/18	$ 1,280,000	$ 1,299,200
8.5% 9/15/16	1,900,000	1,995,000
Inergy LP/Inergy Finance Corp. 7% 10/1/18 (a)	855,000	846,450
Pan American Energy LLC 7.875% 5/7/21 (a)	1,540,000	1,640,100
Pioneer Natural Resources Co.:
6.65% 3/15/17	4,025,000	4,246,375
7.5% 1/15/20	1,255,000	1,380,500
Plains Exploration & Production Co.:
7% 3/15/17	4,095,000	4,146,188
7.625% 6/1/18	2,175,000	2,267,438
10% 3/1/16	1,155,000	1,276,275
Precision Drilling Corp. 6.625% 11/15/20 (a)	1,710,000	1,739,925
Range Resources Corp. 6.75% 8/1/20	1,065,000	1,102,275
		30,625,527
Environmental - 0.3%
Covanta Holding Corp. 7.25% 12/1/20 (b)	795,000	811,402
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (a)	435,000	475,238
		1,286,640
Food & Drug Retail - 1.8%
Albertsons, Inc.:
7.45% 8/1/29	3,925,000	3,032,063
7.75% 6/15/26	190,000	146,775
8% 5/1/31	2,770,000	2,146,750
SUPERVALU, Inc. 8% 5/1/16	2,695,000	2,641,100
		7,966,688
Food/Beverage/Tobacco - 0.1%
C&S Group Enterprises LLC 8.375% 5/1/17 (a)	525,000	518,438
Gaming - 1.9%
Chukchansi Economic Development Authority 3.9428% 11/15/12 (a)(c)	150,000	98,250
Scientific Games Corp.:
7.875% 6/15/16 (a)	3,410,000	3,448,192
9.25% 6/15/19	290,000	301,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	4,605,000	4,881,300
		8,729,342
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - 6.8%
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20 (a)	$ 550,000	$ 558,250
HCA, Inc.:
8.5% 4/15/19	1,880,000	2,044,500
9.125% 11/15/14	1,500,000	1,563,750
9.25% 11/15/16	4,655,000	4,852,838
9.625% 11/15/16 pay-in-kind (c)	6,821,000	7,264,365
9.875% 2/15/17	265,000	289,513
Mylan, Inc.:
6% 11/15/18 (a)	1,080,000	1,058,400
7.625% 7/15/17 (a)	660,000	697,950
7.875% 7/15/20 (a)	780,000	834,600
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (a)	575,000	576,438
7% 1/15/16	4,130,000	4,181,625
7.5% 2/15/20	645,000	664,350
Senior Housing Properties Trust 6.75% 4/15/20	3,490,000	3,699,400
Ventas Realty LP:
6.5% 6/1/16	830,000	867,350
6.5% 6/1/16	1,680,000	1,755,600
		30,908,929
Homebuilders/Real Estate - 0.8%
CB Richard Ellis Services, Inc. 6.625% 10/15/20 (a)	550,000	547,250
Lennar Corp.:
5.6% 5/31/15	1,280,000	1,216,000
12.25% 6/1/17	1,440,000	1,713,600
		3,476,850
Hotels - 1.6%
Host Hotels & Resorts LP:
6% 11/1/20 (a)	2,640,000	2,593,800
6.875% 11/1/14	545,000	558,625
9% 5/15/17	485,000	544,413
Host Marriott LP 7.125% 11/1/13	3,711,000	3,748,110
		7,444,948
Leisure - 4.2%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,680,000	1,747,200
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	950,000	1,009,375
7.25% 3/15/18	500,000	533,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7% 6/15/13	$ 6,215,000	$ 6,556,825
7.25% 6/15/16	5,305,000	5,742,663
7.5% 10/15/27	3,310,000	3,252,075
		18,841,888
Metals/Mining - 1.4%
Arch Coal, Inc.:
7.25% 10/1/20	205,000	219,350
8.75% 8/1/16	745,000	823,225
CONSOL Energy, Inc.:
8% 4/1/17 (a)	2,010,000	2,150,700
8.25% 4/1/20 (a)	1,305,000	1,415,925
Drummond Co., Inc. 9% 10/15/14 (a)	315,000	333,900
Massey Energy Co. 6.875% 12/15/13	1,510,000	1,521,325
		6,464,425
Paper - 0.7%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	500,000	540,000
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14	2,420,000	2,637,800
		3,177,800
Services - 2.0%
Aircastle Ltd. 9.75% 8/1/18	2,205,000	2,408,963
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (a)	2,745,000	2,895,975
7.875% 7/15/20 (a)	490,000	523,075
FTI Consulting, Inc.:
6.75% 10/1/20 (a)	1,150,000	1,141,375
7.75% 10/1/16	1,475,000	1,511,875
PHH Corp. 9.25% 3/1/16 (a)	740,000	758,500
		9,239,763
Shipping - 2.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	5,395,000	5,759,163
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	525,000	456,750
8.125% 3/30/18	1,125,000	1,158,750
Teekay Corp. 8.5% 1/15/20	1,480,000	1,620,600
		8,995,263
Specialty Retailing - 0.6%
Sears Holdings Corp. 6.625% 10/15/18 (a)	3,195,000	2,971,350
Nonconvertible Bonds - continued
	Principal Amount	Value
Steel - 1.5%
Steel Dynamics, Inc.:
6.75% 4/1/15	$ 3,100,000	$ 3,115,500
7.375% 11/1/12	3,050,000	3,202,500
7.625% 3/15/20 (a)	585,000	618,638
		6,936,638
Super Retail - 2.3%
AutoNation, Inc. 6.75% 4/15/18	905,000	914,050
QVC, Inc. 7.125% 4/15/17 (a)	1,400,000	1,470,000
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	7,065,000	7,453,575
Toys 'R' Us, Inc. 7.375% 9/1/16 (a)	550,000	566,500
		10,404,125
Technology - 7.8%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (a)	10,125,000	10,428,737
Amkor Technology, Inc. 7.375% 5/1/18	4,160,000	4,243,200
Jabil Circuit, Inc.:
5.625% 12/15/20	1,570,000	1,542,525
7.75% 7/15/16	1,135,000	1,268,363
8.25% 3/15/18	915,000	1,043,100
Lucent Technologies, Inc. 6.45% 3/15/29	3,665,000	2,968,650
Seagate HDD Cayman 6.875% 5/1/20 (a)	445,000	424,975
Seagate Technology HDD Holdings 6.8% 10/1/16	3,890,000	3,851,100
Xerox Capital Trust I 8% 2/1/27	9,690,000	9,827,278
		35,597,928
Telecommunications - 12.5%
Citizens Communications Co.:
7.875% 1/15/27	360,000	352,800
9% 8/15/31	6,885,000	7,212,038
Cricket Communications, Inc. 7.75% 5/15/16	3,360,000	3,452,400
Equinix, Inc. 8.125% 3/1/18	4,060,000	4,252,850
Frontier Communications Corp.:
7.875% 4/15/15	685,000	744,938
8.125% 10/1/18	3,045,000	3,349,500
8.25% 5/1/14	1,745,000	1,919,500
8.25% 4/15/17	2,615,000	2,856,888
8.5% 4/15/20	345,000	379,500
Nextel Communications, Inc.:
5.95% 3/15/14	925,000	892,625
6.875% 10/31/13	5,360,000	5,353,300
7.375% 8/1/15	5,890,000	5,683,850
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
NII Capital Corp.:
8.875% 12/15/19	$ 2,595,000	$ 2,802,600
10% 8/15/16	2,305,000	2,558,550
Qwest Communications International, Inc.:
Series B 7.5% 2/15/14	2,005,000	2,025,050
7.125% 4/1/18 (a)	1,800,000	1,872,000
8% 10/1/15	3,090,000	3,283,125
Qwest Corp. 8.375% 5/1/16	1,175,000	1,417,520
Sprint Nextel Corp. 6% 12/1/16	3,300,000	3,093,750
U.S. West Communications 7.5% 6/15/23	2,500,000	2,487,500
Wind Acquisition Finance SA 7.25% 2/15/18 (a)	570,000	564,300
		56,554,584
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 6.375% 12/15/20 (a)	440,000	419,100
TOTAL NONCONVERTIBLE BONDS (Cost $381,959,096)		406,166,166
Floating Rate Loans - 4.0%

Automotive - 2.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1875% 12/27/14 (c)	4,850,352	4,365,317
Tranche C, term loan 2.1875% 12/27/15 (c)	2,690,818	2,401,555
Ford Motor Co. term loan 3.0375% 12/15/13 (c)	2,737,324	2,706,529
		9,473,401
Electric Utilities - 1.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2894% 3/30/12 (c)	336,259	330,374
term loan 3.2894% 3/30/14 (c)	4,449,251	4,371,389
		4,701,763
Publishing/Printing - 0.5%
Newsday LLC term loan 10.5% 8/1/13	1,535,000	1,627,100
Visant Corp. Tranche B, term loan 7% 12/22/16 (c)	570,000	574,988
		2,202,088
Telecommunications - 0.4%
Asurion Corp. Tranche B 2LN, term loan 6.75% 3/31/15 (c)	1,745,000	1,718,825
TOTAL FLOATING RATE LOANS (Cost $16,801,260)		18,096,077
Cash Equivalents - 4.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.24%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $17,881,000)	$ 17,881,118	$ 17,881,000
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $416,641,356)		442,143,243
NET OTHER ASSETS (LIABILITIES) - 2.4%		10,956,732
NET ASSETS - 100%		$ 453,099,975
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,878,180 or 21.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$17,881,000 due 12/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 2,037,972
Barclays Capital, Inc.	6,830,530
Credit Agricole Securities (USA), Inc.	1,416,438
Credit Suisse Securities (USA) LLC	217,627
Deutsche Bank Securities, Inc.	365,269
Dresdner Kleinwort Securities LLC	365,269
HSBC Securities (USA), Inc.	2,556,882
J.P. Morgan Securities, Inc.	2,191,614
Mizuho Securities USA, Inc.	730,538
RBC Capital Markets Corp.	730,538
RBS Securities, Inc.	365,269
Wells Fargo Securities LLC	73,054
$ 17,881,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $413,421,723. Net unrealized appreciation aggregated $28,721,520, of which $30,806,054 related to appreciated investment securities and $2,084,534 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 31, 2011